Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

December 31, 2023
		Unrealized	Estimated
	Cost	Gains	Fair Value
	RMB	RMB	RMB
Short-term investments	4,275,329	160,728	4,436,057

December 31, 2024
		Unrealized	Estimated
	Cost	Gains	Fair Value
	RMB	RMB	RMB
Short-term investments	10,565,640	190,503	10,756,143